Borrowings	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Borrowings

NOTE 7 – BORROWINGS

Borrowings as of June 30, 2022 and December 31, 2021 consisted of the following:

	June 30, 2022	December 31, 2021
Credit facilities	$799,796	$825,267
Financial liabilities	499,570	549,178
Total borrowings	$1,299,366	$1,374,445
Less: Current portion of long-term borrowings, net	(221,301)	(255,137)
Less: Deferred finance costs, net	(12,023)	(12,736)
Long-term borrowings, net	$1,066,042	$1,106,572

As of June 30, 2022, the total borrowings, net of deferred finance costs under the Navios Partners’ credit facilities and financial liabilities were $1,287,343.

Credit Facilities

As of June 30, 2022, the Company had secured credit facilities with various banks with a total outstanding balance of $799,796. The purpose of the facilities was to finance the acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest rate (as defined in the loan agreement) plus spread ranging from 225 bps to 310 bps, per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from the second quarter of 2023 to the second quarter of 2027. See also the maturity table included below.

Hellenic Bank Public Company Limited: On May 9, 2022, Navios Partners entered into a new credit facility with Hellenic Bank Public Company Limited of up to $25,235 in order to refinance the existing indebtedness of five of its vessels and for working capital purposes. On May 11, 2022, the full amount was drawn. As of June 30, 2022, the total outstanding balance was $25,235 and is repayable in one installment of $1,455, 13 quarterly installments of $1,035 each, five quarterly installments of $895 each and one installment of $850 together with a final balloon payment of $5,000 to be paid on the last repayment date. The facility matures in the second quarter of 2027 and bears interest at Term Secured Overnight Financing Rate (“SOFR”) plus credit adjustment spread plus 250 bps per annum.

Skandinaviska Enskilda Banken AB: On June 29, 2022, Navios Partners entered into a new credit facility with Skandinaviska Enskilda Banken AB of up to $55,000 in order to refinance the existing indebtedness of four of its vessels and for general corporate purposes. On June 30, 2022, the full amount was drawn. As of June 30, 2022, the total outstanding balance was $55,000 and is repayable in 19 consecutive quarterly installments of $1,960 each and a final balloon payment of $17,760 to be paid on the last repayment date. The facility matures in the second quarter of 2027 and bears interest at SOFR plus 225 bps per annum.

ABN Amro Bank N.V.: On March 28, 2022, Navios Partners entered into a new credit facility with ABN Amro Bank N.V. of up to $55,000 in order to refinance the existing indebtedness of three of its vessels and for general corporate purposes. On March 31, 2022, the full amount was drawn. As of June 30, 2022, the total outstanding balance was $53,300 and is repayable in 19 consecutive quarterly installments of $1,700 each together with a final balloon payment of $21,000 to be paid on the last repayment date. The facility matures in the first quarter of 2027 and bears interest at daily cumulative or non-cumulative compounded RFR rate (as defined in the loan agreement) plus 225 bps per annum.

Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries.

Financial Liabilities

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In May 2022, the Company exercised its purchase option for two out of six vessels before the end of the lease term, by prepaying a predetermined amount and an amount of $11,295 was prepaid. As of June 30, 2022, the outstanding balance under these agreements was $51,250 and is repayable through periods ranging from three to six years in consecutive quarterly installments of up to $1,834 each, with a repurchase obligation of up to $16,500 in total. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed.

Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’, Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreements (defined herein).

As of each of June 30, 2022 and December 31, 2021, the security deposits under certain sale and leaseback agreements were $10,078, and are presented under “Other long-term assets” in the condensed Consolidated Balance Sheets.

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 105% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth ranging from $30,000 to $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2022, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2022 was 4.27% and 3.98%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2021 was 3.90% and 3.90%, respectively.

The maturity table below reflects the principal payments for the next five 12-month periods ending June 30 and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2022, based on the repayment schedules of the respective credit facilities and financial liabilities.

Period ending June 30,	Amount
2023	225,844
2024	293,367
2025	375,070
2026	171,492
2027 and thereafter	233,593
Total	$1,299,366